Segment Reporting (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment reporting information
External Revenues									$ 27,226	$ 24,102	$ 21,565
Total Revenues	7,463	6,844	6,600	6,319	6,621	6,025	5,848	5,608	27,226	24,102	21,565
Operating Profit (Loss)	1,214	1,030	1,230	1,155	1,062	868	1,010	956	4,629	3,896	2,673
Depreciation and amortization expense									2,349	2,482	2,640
Operating Profit (Loss) Before Depreciation and Amortization									6,978	6,378	5,313
DIRECTV U.S.
Segment reporting information
External Revenues									21,864	20,261	18,664
Intersegment Revenues									8	7	7
Total Revenues									21,872	20,268	18,671
Operating Profit (Loss)									3,702	3,290	2,410
Depreciation and amortization expense									1,587	1,926	2,275
Operating Profit (Loss) Before Depreciation and Amortization									5,289	5,216	4,685
DIRECTV Latin America
Segment reporting information
External Revenues									5,096	3,597	2,878
Total Revenues									5,096	3,597	2,878
Operating Profit (Loss)									916	623	331
Depreciation and amortization expense									747	541	366
Operating Profit (Loss) Before Depreciation and Amortization									1,663	1,164	697
Sky Brasil
Segment reporting information
Ownership percentage in subsidiary	93.00%								93.00%
External Revenues									3,020	2,013	1,416
Total Revenues									3,020	2,013	1,416
Operating Profit (Loss)									542	383	239
Depreciation and amortization expense									449	298	192
Operating Profit (Loss) Before Depreciation and Amortization									991	681	431
PanAmericana
Segment reporting information
External Revenues									2,076	1,584	1,462
Total Revenues									2,076	1,584	1,462
Operating Profit (Loss)									374	240	92
Depreciation and amortization expense									298	243	174
Operating Profit (Loss) Before Depreciation and Amortization									672	483	266
Sports Networks, Eliminations and Other
Segment reporting information
External Revenues									266	244	23
Intersegment Revenues									(8)	(7)	(7)
Total Revenues									258	237	16
Operating Profit (Loss)									11	(17)	(68)
Depreciation and amortization expense									15	15	(1)
Operating Profit (Loss) Before Depreciation and Amortization									$ 26	$ (2)	$ (69)